Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2014
Capital lease obligations and other, due 2013 to 2026
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.28%
Debt weighted average interest rate, Maximum	7.77%
Capital lease obligations and other, due 2014 to 2027 [Member]
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.36%
Debt weighted average interest rate, Maximum	6.35%
Unsecured loans, due 2013 to 2024, with interest rates ranging from 0.37% to 5.10% per annum
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.37%
Debt weighted average interest rate, Maximum	5.10%
Unsecured loans, due 2014 to 2024, with interest rates ranging from 0.33% to 5.53% per annum
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.33%
Debt weighted average interest rate, Maximum	5.53%
Unsecured 1.57% bonds, due 2015
Debt Instrument [Line Items]
Debt weighted average interest rate	1.57%
Unsecured 1.75% bonds, due 2015
Debt Instrument [Line Items]
Debt weighted average interest rate	1.75%
Unsecured 1.40% bonds, due 2013
Debt Instrument [Line Items]
Debt weighted average interest rate	1.40%
Unsecured 1.30% bonds, due 2014
Debt Instrument [Line Items]
Debt weighted average interest rate	1.30%
Unsecured 0.55% bonds, due 2016
Debt Instrument [Line Items]
Debt weighted average interest rate	0.55%
Unsecured 0.66% bonds, due 2017
Debt Instrument [Line Items]
Debt weighted average interest rate	0.66%
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Debt weighted average interest rate	0.43%
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Debt weighted average interest rate	0.86%
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Debt weighted average interest rate	2.00%
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Debt weighted average interest rate	2.07%
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Debt weighted average interest rate	1.41%
Secured 0.10% loans, due 2016
Debt Instrument [Line Items]
Debt weighted average interest rate	0.10%